Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	84 Months Ended	96 Months Ended	132 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000199922_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Service Class 2
C000199922_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000199922_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,304
C000199922_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,136
C000199922_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,561
C000199922_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,256
C000199922_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,713
C000199922_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,494
C000199922_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,819
C000199922_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity U.S. Total Investable Market Index℠
C000199922_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199922_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,303
C000199922_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,188
C000199922_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,691
C000199922_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,516
C000199922_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,960
C000199922_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,872
C000199922_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,378
C000199922_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000199922_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199922_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,394
C000199922_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,351
C000199922_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,624
C000199922_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,822
C000199922_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,413
C000199922_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,465
C000199922_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,335
C000211328_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
C000211328_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211328_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,236
C000211328_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,506
C000211328_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,957
C000211328_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,679
C000211328_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,228
C000211328_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,291
C000211328_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity U.S. Total Investable Market Index℠
C000211328_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211328_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,261
C000211328_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,574
C000211328_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,108
C000211328_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,822
C000211328_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,437
C000211328_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,601
C000211328_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000211328_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211328_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,346
C000211328_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,433
C000211328_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,289
C000211328_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,158
C000211328_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,880
C000211328_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,353
C000199921_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Initial Class
C000199921_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199921_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,324
C000199921_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,186
C000199921_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,660
C000199921_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,426
C000199921_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,885
C000199921_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,765
C000199921_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,211
C000199921_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity U.S. Total Investable Market Index℠
C000199921_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199921_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,303
C000199921_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,188
C000199921_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,691
C000199921_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,516
C000199921_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,960
C000199921_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,872
C000199921_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,378
C000199921_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000199921_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199921_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,394
C000199921_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,351
C000199921_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,624
C000199921_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,822
C000199921_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,413
C000199921_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,465
C000199921_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,335
C000199920_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Service Class 2
C000199920_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199920_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,545
C000199920_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,354
C000199920_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,425
C000199920_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,279
C000199920_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,288
C000199920_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,922
C000199920_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,497
C000199920_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Global ex U.S. Index℠
C000199920_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199920_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,593
C000199920_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,490
C000199920_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,666
C000199920_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,637
C000199920_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,616
C000199920_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,386
C000199920_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,092
C000199920_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) ex USA Index
C000199920_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199920_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,549
C000199920_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,407
C000199920_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,533
C000199920_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,454
C000199920_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,478
C000199920_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,135
C000199920_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,829
C000211327_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
C000211327_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211327_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,815
C000211327_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,961
C000211327_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,876
C000211327_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,799
C000211327_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,531
C000211327_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,160
C000211327_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Global ex U.S. Index℠
C000211327_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211327_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,852
C000211327_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,068
C000211327_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,073
C000211327_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,982
C000211327_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,813
C000211327_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,543
C000211327_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) ex USA Index
C000211327_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211327_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,793
C000211327_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,960
C000211327_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,915
C000211327_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,866
C000211327_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,585
C000211327_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,304
C000199919_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Initial Class
C000199919_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199919_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,553
C000199919_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,395
C000199919_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,507
C000199919_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,395
C000199919_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,410
C000199919_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,091
C000199919_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,709
C000199919_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Global ex U.S. Index℠
C000199919_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199919_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,593
C000199919_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,490
C000199919_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,666
C000199919_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,637
C000199919_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,616
C000199919_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,386
C000199919_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,092
C000199919_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) ex USA Index
C000199919_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199919_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,549
C000199919_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,407
C000199919_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,533
C000199919_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,454
C000199919_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,478
C000199919_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,135
C000199919_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,829
C000121087_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class 2
C000121087_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121087_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,682
C000121087_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,177
C000121087_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,466
C000121087_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,242
C000121087_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,582
C000121087_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,833
C000121087_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,297
C000121087_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,454
C000121087_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,996
C000121087_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,851
C000121087_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000121087_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121087_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,468
C000121087_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,337
C000121087_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,464
C000121087_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,956
C000121087_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,465
C000121087_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,700
C000121087_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,051
C000121087_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,273
C000121087_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,203
C000121087_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,818
C000121085_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class
C000121085_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121085_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,689
C000121085_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,212
C000121085_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,514
C000121085_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,332
C000121085_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,722
C000121085_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,007
C000121085_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,444
C000121085_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,685
C000121085_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,267
C000121085_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,222
C000121085_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000121085_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121085_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,468
C000121085_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,337
C000121085_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,464
C000121085_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,956
C000121085_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,465
C000121085_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,700
C000121085_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,051
C000121085_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,273
C000121085_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,203
C000121085_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,818
C000121084_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000121084_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121084_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,699
C000121084_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,223
C000121084_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,530
C000121084_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,353
C000121084_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,751
C000121084_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,047
C000121084_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,480
C000121084_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,725
C000121084_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,328
C000121084_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,286
C000121084_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000121084_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121084_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,468
C000121084_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,337
C000121084_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,464
C000121084_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,956
C000121084_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,465
C000121084_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,700
C000121084_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,051
C000121084_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,273
C000121084_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,203
C000121084_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,818
C000121082_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000121082_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121082_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,702
C000121082_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,239
C000121082_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,551
C000121082_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,401
C000121082_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,817
C000121082_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,149
C000121082_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,566
C000121082_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,846
C000121082_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,472
C000121082_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,486
C000121082_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) ex USA Index
C000121082_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121082_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,468
C000121082_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,337
C000121082_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,464
C000121082_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,956
C000121082_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,465
C000121082_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,700
C000121082_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,051
C000121082_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,273
C000121082_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,203
C000121082_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,818
C000021016_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class 2
C000021016_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021016_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,158
C000021016_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,547
C000021016_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,906
C000021016_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,909
C000021016_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,944
C000021016_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,579
C000021016_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,868
C000021016_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,268
C000021016_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,727
C000021016_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,448
C000021016_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021016_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021016_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021016_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021016_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021016_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021016_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021016_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021016_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021016_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021016_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021016_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021015_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class
C000021015_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021015_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,175
C000021015_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,587
C000021015_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,964
C000021015_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,011
C000021015_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,094
C000021015_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,810
C000021015_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,088
C000021015_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,586
C000021015_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,171
C000021015_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,028
C000021015_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021015_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021015_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021015_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021015_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021015_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021015_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021015_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021015_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021015_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021015_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021015_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021014_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000021014_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021014_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,186
C000021014_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,615
C000021014_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,003
C000021014_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,080
C000021014_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,195
C000021014_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,966
C000021014_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,237
C000021014_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,799
C000021014_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,472
C000021014_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,422
C000021014_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021014_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021014_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021014_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021014_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021014_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021014_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021014_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021014_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021014_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021014_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021014_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000199918_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Service Class 2
C000199918_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199918_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,891
C000199918_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,153
C000199918_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,958
C000199918_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,671
C000199918_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,803
C000199918_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,994
C000199918_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,797
C000199918_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity U.S. Extended Investable Market Index℠
C000199918_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199918_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,914
C000199918_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,260
C000199918_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,132
C000199918_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,951
C000199918_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,057
C000199918_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,396
C000199918_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,291
C000199918_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000199918_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199918_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,394
C000199918_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,351
C000199918_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,624
C000199918_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,822
C000199918_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,413
C000199918_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,465
C000199918_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,335
C000211326_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
C000211326_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211326_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,624
C000211326_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,364
C000211326_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,980
C000211326_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,250
C000211326_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,374
C000211326_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,125
C000211326_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity U.S. Extended Investable Market Index℠
C000211326_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211326_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,672
C000211326_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,446
C000211326_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,118
C000211326_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,374
C000211326_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,591
C000211326_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,387
C000211326_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000211326_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211326_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,346
C000211326_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,433
C000211326_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,289
C000211326_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,158
C000211326_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,880
C000211326_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,353
C000199917_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Initial Class
C000199917_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199917_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,901
C000199917_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,205
C000199917_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,049
C000199917_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,820
C000199917_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,953
C000199917_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,211
C000199917_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,083
C000199917_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity U.S. Extended Investable Market Index℠
C000199917_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199917_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	8,914
C000199917_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,260
C000199917_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,132
C000199917_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,951
C000199917_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,057
C000199917_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,396
C000199917_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,291
C000199917_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000199917_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199917_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,394
C000199917_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,351
C000199917_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,624
C000199917_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,822
C000199917_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,413
C000199917_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,465
C000199917_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,335
C000121076_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class 2
C000121076_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121076_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,295
C000121076_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,138
C000121076_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,389
C000121076_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,005
C000121076_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,948
C000121076_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,442
C000121076_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,278
C000121076_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,823
C000121076_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,553
C000121076_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,529
C000121076_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
C000121076_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121076_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,123
C000121076_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,275
C000121076_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,054
C000121076_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,464
C000121076_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,297
C000121076_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,835
C000121076_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,255
C000121076_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,660
C000121076_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,834
C000121076_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,478
C000121075_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class
C000121075_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121075_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,313
C000121075_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,179
C000121075_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,444
C000121075_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,090
C000121075_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,106
C000121075_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,624
C000121075_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,446
C000121075_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,026
C000121075_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,806
C000121075_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,935
C000121075_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
C000121075_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121075_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,123
C000121075_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,275
C000121075_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,054
C000121075_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,464
C000121075_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,297
C000121075_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,835
C000121075_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,255
C000121075_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,660
C000121075_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,834
C000121075_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,478
C000121074_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000121074_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121074_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,306
C000121074_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,183
C000121074_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,447
C000121074_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,104
C000121074_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,122
C000121074_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,641
C000121074_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,473
C000121074_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,055
C000121074_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,843
C000121074_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,990
C000121074_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
C000121074_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121074_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,123
C000121074_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,275
C000121074_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,054
C000121074_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,464
C000121074_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,297
C000121074_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,835
C000121074_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,255
C000121074_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,660
C000121074_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,834
C000121074_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,478
C000121072_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000121072_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121072_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,324
C000121072_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,217
C000121072_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,478
C000121072_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,154
C000121072_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,205
C000121072_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,744
C000121072_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,560
C000121072_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,160
C000121072_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,982
C000121072_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,216
C000121072_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
C000121072_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000121072_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,123
C000121072_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,275
C000121072_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,054
C000121072_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,464
C000121072_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,297
C000121072_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,835
C000121072_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,255
C000121072_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,660
C000121072_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,834
C000121072_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,478
C000021013_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class 2
C000021013_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021013_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,231
C000021013_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,061
C000021013_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,325
C000021013_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,972
C000021013_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,504
C000021013_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,870
C000021013_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,203
C000021013_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,552
C000021013_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,792
C000021013_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,687
C000021013_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
C000021013_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021013_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,131
C000021013_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,908
C000021013_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,376
C000021013_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,535
C000021013_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,636
C000021013_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,397
C000021013_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,024
C000021013_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,906
C000021013_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,203
C000021013_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,047
C000021013_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000021013_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021013_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000021013_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000021013_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000021013_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000021013_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000021013_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000021013_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000021013_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000021013_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000021013_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000021012_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class
C000021012_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021012_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,249
C000021012_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,103
C000021012_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,383
C000021012_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,068
C000021012_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,640
C000021012_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,055
C000021012_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,385
C000021012_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,797
C000021012_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,121
C000021012_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,107
C000021012_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
C000021012_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021012_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,131
C000021012_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,908
C000021012_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,376
C000021012_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,535
C000021012_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,636
C000021012_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,397
C000021012_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,024
C000021012_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,906
C000021012_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,203
C000021012_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,047
C000021012_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000021012_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021012_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000021012_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000021012_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000021012_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000021012_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000021012_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000021012_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000021012_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000021012_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000021012_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000021011_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000021011_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021011_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,254
C000021011_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,101
C000021011_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,385
C000021011_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,067
C000021011_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,645
C000021011_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,077
C000021011_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,405
C000021011_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,825
C000021011_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,159
C000021011_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,161
C000021011_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
C000021011_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021011_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,131
C000021011_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,908
C000021011_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,376
C000021011_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,535
C000021011_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,636
C000021011_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,397
C000021011_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,024
C000021011_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,906
C000021011_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,203
C000021011_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,047
C000021011_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000021011_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021011_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000021011_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000021011_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000021011_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000021011_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000021011_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000021011_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000021011_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000021011_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000021011_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000021010_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000021010_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021010_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,268
C000021010_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,129
C000021010_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,412
C000021010_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,117
C000021010_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,722
C000021010_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,177
C000021010_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,497
C000021010_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,955
C000021010_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,322
C000021010_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,376
C000021010_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
C000021010_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021010_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,131
C000021010_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,908
C000021010_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,376
C000021010_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,535
C000021010_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,636
C000021010_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,397
C000021010_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,024
C000021010_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,906
C000021010_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,203
C000021010_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,047
C000021010_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000021010_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021010_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000021010_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000021010_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000021010_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000021010_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000021010_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000021010_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000021010_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000021010_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000021010_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000021009_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class 2
C000021009_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021009_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,776
C000021009_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,102
C000021009_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,233
C000021009_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,058
C000021009_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,913
C000021009_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,666
C000021009_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,603
C000021009_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,095
C000021009_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,823
C000021009_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	42,219
C000021009_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021009_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021009_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021009_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021009_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021009_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021009_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021009_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021009_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021009_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021009_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021009_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021007_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class
C000021007_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021007_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,791
C000021007_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,140
C000021007_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,287
C000021007_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,151
C000021007_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,066
C000021007_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,904
C000021007_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,806
C000021007_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,409
C000021007_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,291
C000021007_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	42,849
C000021007_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021007_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021007_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021007_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021007_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021007_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021007_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021007_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021007_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021007_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021007_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021007_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021006_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000021006_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021006_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,795
C000021006_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,149
C000021006_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,295
C000021006_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,167
C000021006_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,094
C000021006_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,946
C000021006_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,838
C000021006_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,455
C000021006_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,371
C000021006_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	42,950
C000021006_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021006_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021006_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021006_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021006_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021006_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021006_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021006_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021006_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021006_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021006_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021006_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021005_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000021005_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021005_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,804
C000021005_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,167
C000021005_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,328
C000021005_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,220
C000021005_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,178
C000021005_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	27,073
C000021005_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,950
C000021005_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,623
C000021005_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,619
C000021005_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	43,285
C000021005_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021005_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021005_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021005_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021005_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021005_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021005_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021005_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021005_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021005_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021005_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021005_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 39,827